FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Capital management (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Bank indebtedness		$ 18.9
Long-term debt	$ 5,311.7	5,638.1
Derivative financial instruments	(557.7)	(808.7)
Cash and cash equivalents	(864.9)	(20.7)	$ (18.6)	$ (395.3)
Net liabilities	3,889.1	4,827.6
Equity	$ 2,342.1	$ 1,681.2	$ 1,432.8	$ 1,885.3